Schedule of Stock Options Valuation Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected volatility	86.90%	88.54%	85.63%	88.76%
Risk-free interest rate	4.13%	3.93%	4.21%	3.81%
Expected option life	6 years 3 days	5 years 9 months 7 days	5 years 7 months 20 days	5 years 9 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%